SUPPLEMENT DATED MAY 1, 2017
TO
PROSPECTUS DATED MAY 1, 2003

INVESTRAC GOLD VARIABLE ANNUITY CONTRACT
ISSUED BY
AMERICAN NATIONAL INSURANCE COMPANY
THROUGH ITS
AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

This supplement amends your prospectus.  Please read it carefully and keep it with your prospectus for future reference.

As American National Insurance Company will observe the Thanksgiving and Christmas holidays by being closed for business on Friday, November 24, 2017, Monday, December 25, 2017 and Tuesday, December 26, 2017, the sub-section entitled "Contract Transactions" on page 17 is amended to read as follows:

Surrenders, transfers, and loans requested by you and purchase payments  (except for "Proper Lockbox Payments" as defined in the "Contract Application and Purchase Payments" section) made by you are processed only on Valuation Dates that American National Insurance Company is open for business.  American National Insurance Company is closed for business on Friday, November 24, 2017, Monday, December 25, 2017 and Tuesday, December 26, 2017, in observation of the Thanksgiving and Christmas holidays.  On Valuation Dates American National Insurance Company is closed for business, only automated transactions (i.e. monthly deductions, periodic charges, dollar cost averaging program, portfolio rebalancing program, systematic withdrawal program) and "Proper Lockbox Payments" as defined in the "Contract Application and Purchase Payments" section  are processed.  All other transactions will be processed on the next Valuation Date that we are open for business.

American National Insurance Company is moving its variable product servicing center to Galveston, Texas.

Accordingly, effective June 1, 2017, delete the following references to "American National Processing Center, Variable Contracts, O. O. Box 9001, League City, Texas  77574" and replace with "American National Variable Contracts Department, P.O. Box 1893, Galveston, Texas  77553-1893":

1.	Page 7, the section entitled "How Do I Purchase a Contract?"
2.	Page 10, the sub-section entitled "If I Have Questions, Where Can I Go?"
3.	Page 18, the sub-section entitled "Allocation of Purchase Payments."
4.	Page 23, the second paragraph of the sub-section entitled "Surrenders."
5.	Pages 29-30, the sub-section entitled "Annuity Options."